GMACM Home Equity Loan Trust 2006-HE2
     GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2

Cut-Off Period Date                                        09/30/06
Determination Date                                         10/18/06
Record Date                                                10/24/06
Payment Date                                               10/25/06
Actual Days in Accrual Period (30/360)                           30
Accrual Period (30/360)                                          30

Servicing Certificate
Beginning Pool Balance                               616,995,716.46
Beginning PFA                                                  0.00
Ending Pool Balance                                  606,111,370.08
Ending PFA Balance                                                -
Principal Collections                                 10,884,346.38
Principal Draws                                                   -
Net Principal Collections                             10,884,346.38

Active Loan Count                                            12,532

Net Interest Collections                               4,004,413.91

Weighted Average Net Loan Rate                             7.89440%
Weighted Average Net WAC Rate                              7.76775%
Substitution Adjustment Amount                                 0.00

Excess Spread Cash                                       769,135.98

                                                      Beginning        Ending
Term Notes                                             Balance        Balance           Factor   Principal
----------                                             -------        -------           ------   ---------
Class A-1                                            342,838,475.29 331,184,992.93      0.8999592 11,653,482.36
Class A-2                                             28,500,000.00  28,500,000.00      1.0000000          0.00
Class A-3                                            145,000,000.00 145,000,000.00      1.0000000          0.00
Class A-4                                             84,740,000.00  84,740,000.00      1.0000000          0.00

Certificates                                              -                      -              -             -

                                                                  Interest Security
Term Notes (Continued)                                Interest  Shortfalls  %      Coupon
----------                                            --------- ----------  ----    ------
Class A-1                                            1,802,758.98   0.00    52.88%   6.3100%
Class A-2                                              146,775.00   0.00     4.55%   6.1800%
Class A-3                                              763,666.67   0.00    23.15%   6.3200%
Class A-4                                              456,960.45   0.00    13.53%   6.4710%

Certificates                                               0.00      -        -         -



Beginning Overcollateralization Amount                15,917,241.17
Overcollateralization Amount Increase (Decrease)         769,135.98
Outstanding Overcollateralization Amount              16,686,377.15
Target Overcollateralization Amount                   24,320,000.00

Credit Enhancement Draw Amount                                 0.00
Unreimbursed Credit Enhancer Prior Draws                       0.00


                                                                       Number     Percent       Foreclosure
                                                            Balance   of Loans   of Balance   Units     Dollars
Delinquent Loans (30 Days)*                            1,610,159.45      45        0.27%        0              -
Delinquent Loans (60 Days)*                              336,853.27      10        0.06%        0              -
Delinquent Loans (90 Days)*                              872,229.94      5         0.14%        2      58,997.97
Delinquent Loans (120 Days)*                              63,992.04      2         0.01%        0              -
Delinquent Loans (150 Days)*                                      -      0         0.00%        0              -
Delinquent Loans (180+ Days)*                                     -      0         0.00%        0              -
REO                                                               -      0         0.00%
Foreclosures                                              58,997.97      2         0.01%
Bankruptcies                                             139,199.87      4         0.02%




                                                           Bankruptcy        REO
(Continued)                                              Units   Dollars    Units    Dollars
Delinquent Loans (30 Days)*                                0            -     0             -
Delinquent Loans (60 Days)*                                0            -     0             -
Delinquent Loans (90 Days)*                                0            -     0             -
Delinquent Loans (120 Days)*                               0            -     0             -
Delinquent Loans (150 Days)*                               0            -     0             -
Delinquent Loans (180+ Days)*                              0            -     0             -
REO
Foreclosures
Bankruptcies




*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             Liquidation To-Date
Beginning Cumulative Loss Amount                               0.00
Current Month Loss Amount                                      0.00
Current Month Recoveries                                       0.00
                                                   -----------------
                                                   -----------------
Ending Cumulative Loss Amount                                  0.00         0.00


                                                          Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount             0.00
Current Month Net Principal Recovery Amount                    0.00
                                                   -----------------
                                                   -----------------
Ending Cumulative Net Principal Recovery Amount                0.00

                                                    Special Hazard     Fraud          Bankruptcy
Beginning Amount                                               0.00         0.00       0.00
Current Month Loss Amount                                      0.00         0.00       0.00
Ending Amount                                                     -            -          -

Extraordinary Event Losses                                     0.00
Excess Loss Amounts                                            0.00

Current Month Repurchases Units                                   0
Current Month Repurchases ($)                                  0.00




Capitalized Interest Account
Beginning Balance                                              0.00
Withdraw relating to Collection Period                         0.00
Interest Earned (Zero, Paid to Funding Account)                0.00
                                                   -----------------
                                                   -----------------
Ending Capitalized Interest Account Balance as of Payment Date 0.00
Interest earned for Collection Period                          0.00
Interest withdrawn related to prior Collection Period      2,089.15

Prefunding Account
Beginning Balance                                              0.00
Additional Purchases during Revolving Period                   0.00
Balance in Pre-Funding Account due to Noteholders              0.00
Excess of Draws over Principal Collections                     0.00
                                                   -----------------
                                                   -----------------
Total Ending Balance as of Payment Date                        0.00
Interest earned for Collection Period                          0.00
Interest withdrawn related to prior Collection Period      1,834.95

Cash Flows Received
Principal Collections                                 10,884,346.38
Interest Collections                                   4,261,495.46
Servicer Advances                                              0.00
Pre-Funding Account remaining balance withdrawn                0.00
Capital Interest Account withdrawal                            0.00
Reinvestment Income                                            0.00
Substitution Adjustment Amount                                 0.00
Recovery Amounts                                               0.00
                                                   -----------------
                                                   -----------------
Total Cash Flows Received                             15,145,841.84

Cash Flows Distributed
Principal Distribution                                11,653,482.36
Interest Distribution                                  3,170,161.10
Residual Amount - Certificates                                 0.00
Servicer Advances - Reimbursement                              0.00
GMACM Service Fee                                        257,081.55
GMACM Recovery Fee                                             0.00
Credit Enhancer Fee - FGIC                                65,116.83
                                                   -----------------
                                                   -----------------
Total Cash Flows Distributed                          15,145,841.84

Net Cash Flows Remaining                                       0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                  0.14%
Rolling 3 Month Delinquency Required Percentage         4.00%

Aggregate Liquidation Percentage                        0.00%
Aggregate Liquidation Required Percentage               2.00%

Servicing Termination Event                               No

Rolling 3 Month Delinquency Percentage                  0.14%
Rolling 3 Month Delinquency Required Percentage         4.00%

Aggregate Liquidation Percentage                        0.00%
Aggregate Liquidation Required Percentage               1.50%

Servicing Trigger Event                                   No

                               Step Down Date No

Step Up Date - Class A-4                                  No